Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Document Period End Date	Jun. 30, 2024
C000200399 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright DALI 1 ETF
Class Name	First Trust Dorsey Wright DALI 1 ETF
Trading Symbol	DALI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright DALI 1 ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DALI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DALI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright DALI 1 ETF	$16	0.30%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30% [1]
Net Assets	$ 103,600,701
Holdings Count | Holding	8
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$103,600,701
Total number of portfolio holdings	8
Portfolio turnover rate	104%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	17.4%
First Trust Small Cap Growth AlphaDEX® Fund	17.2%
First Trust Nasdaq Semiconductor ETF	14.7%
First Trust NASDAQ-100-Technology Sector Index Fund	13.7%
First Trust Dow Jones Internet Index Fund	12.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	12.2%
First Trust Consumer Discretionary AlphaDEX® Fund	11.9%
Dreyfus Government Cash Management Fund, Institutional Shares , Class I	0.1%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	17.4%
First Trust Small Cap Growth AlphaDEX® Fund	17.2%
First Trust Nasdaq Semiconductor ETF	14.7%
First Trust NASDAQ-100-Technology Sector Index Fund	13.7%
First Trust Dow Jones Internet Index Fund	12.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	12.2%
First Trust Consumer Discretionary AlphaDEX® Fund	11.9%
Dreyfus Government Cash Management Fund, Institutional Shares , Class I	0.1%

[1]	Annualized.